COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2013 Claim	Dec. 31, 2012 Claim	Dec. 31, 2011 Claim	Dec. 31, 2013 Gulf Navigation Holding PSJ [Member]	Jan. 31, 2014 Subsequent Event [Member] Gulf Navigation Holding PSJ [Member]	Jan. 31, 2014 Subsequent Event [Member] Gulf Navigation Holding PSJ [Member]
Subsequent Event [Line Items]
Period of charter				6 years
Damages awarded					$ 10.2	$ 10.2
Number of claims filed	0	0	0